MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
MATERIAL ACCOUNTING POLICIES
Schedule of estimated useful lives

Mine equipment — Units-of-production over mineral reserves
Plant equipment and related buildings — Units-of-production over mineral reserves
Other equipment — Straight line over useful life
Office equipment — Straight line over useful life
Vehicles — Straight line over useful life, typically 4 years
Hardware and software — Straight line over useful life, typically 3 years